Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Pension Plans, Defined Benefit USD ($)	Dec. 31, 2011 Pension Plans, Defined Benefit USD ($)	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit USD ($)	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit USD ($)
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other than deferred investment losses			$ 3,761	$ 3,063	$ 108	$ 119
Deferred investment losses			40	665
Prior service cost			(11)	1	5	4
Deferred income tax			(1,045)	(1,030)	(30)	(34)
Total	2,828	2,788	$ 2,745	$ 2,699	$ 83	$ 89